Transactions with Related Parties - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of transactions between related parties [line items]
Allowance for expected credit losses on related parties	R$ 0
Bottom of range [member]
Disclosure of transactions between related parties [line items]
Loans payable	Three years
Top of range [member]
Disclosure of transactions between related parties [line items]
Loans payable	Seven years